other long-term assets (Tables)	6 Months Ended
Jun. 30, 2018
other long-term assets
Schedule of other long-term assets

As at (millions)	Note e	June 30, 2018	December 31, 2017	January 1, 2017
			(adjusted – Note 2(c))	(Note 2(c))
Pension assets		$219	$156	$358
Costs incurred to obtain or fulfill a contract with a customer		106	107	93
Portfolio investments 1		53	41	62
Prepaid maintenance		57	57	62
Real estate joint venture advances	21(c)	60	47	21
Real estate joint ventures	21(c)	13	15	30
Other		125	105	107

		$633	$528	$733

(1)	Fair value measured at reporting date using significant other observable inputs (Level 2).

Schedule of costs incurred to obtain and fulfill contracts with customers

	Six-month periods ended June 30
(millions)	2018			2017			Year ended December 31, 2017
	Costs incurred to			Costs incurred to			Costs incurred to
	Obtain contracts with customers	Fulfill contracts with customers	Total	Obtain contracts with customers	Fulfill contracts with customers	Total	Obtain contracts with customers	Fulfill contracts with customers	Total
Balance, beginning of period
As previously reported	$329	$11	$340	$—	$—	$—	$—	$—	$—
Transitional amount	—	—	—	295	8	303	295	8	303

As adjusted	329	11	340	295	8	303	295	8	303
Addition	144	4	148	133	3	136	304	4	308
Amortization	(140)	(2)	(142)	(132)	(1)	(133)	(270)	(1)	(271)

Balance, end of period	$333	$13	$346	$296	$10	$306	$329	$11	$340

Current 1	$236	$4	$240	$211	$2	$213	$230	$3	$233
Non-current	97	9	106	85	8	93	99	8	107

	$333	$13	$346	$296	$10	$306	$329	$11	$340

(1)	Presented on the Consolidated statements of financial position in prepaid expenses.